GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended				13 Months Ended
	Nov. 10, 2020	Mar. 19, 2020	Jul. 31, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 24, 2021	Nov. 24, 2020
Disclosure of joint ventures [line items]
Reverse split of share capital	1: 8.234
Initial public offering	181,003,584
Offering price
Proceeds from offering					$ 43,380
Initial public offering [Member]
Disclosure of joint ventures [line items]
Initial public offering									5,528,650
Offering price									$ 17.00
Proceeds from offering								$ 94,000
Underwriters [Member
Disclosure of joint ventures [line items]
Initial public offering									721,128
Parent [Member]
Disclosure of joint ventures [line items]
Initial public offering									2,987,625
Shareholders [Member]
Disclosure of joint ventures [line items]
Initial public offering									2,541,025
Alberta Gaming, Liquor and Cannabis Commission [Member] | NeoPollard Interactive LLC [Member]
Disclosure of joint ventures [line items]
Initial term of contract		7 years
Extended term of contract		5 years
Michigan Joint Operation [Member] | Pollard Banknote Limited [Member]
Disclosure of joint ventures [line items]
Expiry date of contract				Jul. 31, 2026
Virginia State Lottery online e-Subscription program [Member] | NeoPollard Interactive LLC [Member]
Disclosure of joint ventures [line items]
Initial term of contract			5 years
Extended term of contract			5 years
New Hampshire Lottery [Member] | NeoPollard Interactive LLC [Member]
Disclosure of joint ventures [line items]
Initial term of contract			7 years
North Carolina Education Lottery iLottery platform [Member] | NeoPollard Interactive LLC [Member]
Disclosure of joint ventures [line items]
Initial term of contract			5 years
Extended term of contract			5 years